MONETTA FUND, INC.

CERTIFICATION PURSUANT TO RULE 497(j)

The undersigned, on behalf of Monetta Fund, Inc. (the "Registrant") hereby certifies that the form of Prospectus and Statement of Additional Information, each dated April 30, 2012, that would have been filed under Rule 497(c) would not have differed from that contained in the Registrant's most recent post-effective amendment to its registration statement on Form N-1A.  The text of such amendment to the registration statement was filed electronically.

Dated: May 2, 2012

Monetta Fund, Inc.

By:  /S/ MARIA CESARIO DE NICOLO

     Maria Cesario De Nicolo, Secretary